Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Lessor, Operating Lease, Payment to be Received, Maturity [Table Text Block]
Fiscal years:	Amount
2025 (Remainder)	$49
2026	198
2027	198
2028	17
Total	$462